Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

24.  Subsequent events

The Group has evaluated subsequent events through the issuance of the consolidated financial statements and no subsequent event has been identified that would have required adjustment or disclosure in the consolidated financial statements.